Benefit Plans - Schedule of Plan Assets Measured at Fair Value (Details) - OneMain Holdings, Inc. [Member] - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets		$ 354	$ 333
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets		3	3
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets		351	330
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets		0	0
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets		3	3
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets		3	3
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets		0	0
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets		0	0
Equity Securities [Member] | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	[1]	17	16
Equity Securities [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	[2]	15	15
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member] | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	[1]	0	0
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	[2]	0	0
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member] | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	[1]	17	16
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	[2]	15	15
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member] | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	[1]	0	0
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	[2]	0	0
Investment Grade Securities [Member] | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	[3]	310	291
Investment Grade Securities [Member] | Fair Value, Inputs, Level 1 [Member] | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	[3]	0	0
Investment Grade Securities [Member] | Fair Value, Inputs, Level 2 [Member] | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	[3]	310	291
Investment Grade Securities [Member] | Fair Value, Inputs, Level 3 [Member] | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	[3]	0	0
High Yield Securities [Member] | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	[4]	9	8
High Yield Securities [Member] | Fair Value, Inputs, Level 1 [Member] | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	[4]	0	0
High Yield Securities [Member] | Fair Value, Inputs, Level 2 [Member] | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	[4]	9	8
High Yield Securities [Member] | Fair Value, Inputs, Level 3 [Member] | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	[4]	$ 0	$ 0

[1]	Includes index mutual funds that primarily track several indices including Standard and Poor's Rating Services ("S&P") 500 and S&P 600 in addition to other actively managed accounts, comprised of investments in large cap companies.
[2]	Includes investment mutual funds in companies in emerging and developed markets.
[3]	Includes investment mutual funds in U.S. and non-U.S. government issued bonds, U.S. government agency or sponsored agency bonds, and investment grade corporate bonds.
[4]	Includes investment mutual funds in securities or debt obligations that have a rating below investment grade.